Note 12 - Long-term Incentive Plan (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2019	Oct. 06, 2009
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price		100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)		(0)	190,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		(0)	(0)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		54,000	54,000	244,000
Share-Based Payment Arrangement, Expense		$ 4,000	$ 5,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 3,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 5 months 1 day
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price (Year)		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)	190,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total (in shares)		90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		36,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		54,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)		1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)		6 months
Avalon Holdings Corporation 2009 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						1,300,000
The 2019 Long-Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					1,300,000
Avalon Holdings Corporation 2009 Long Term Incentive Plan And 2019 Long Term Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					1,300,000